Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000069385
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000013000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012998
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000012995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000069385
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	9.63%	9.96%
Without Sales Load [Member] | C000012993
Average Annual Return [Line Items]
Average Annual Return, Percent	80.27%	9.86%	9.32%
Without Sales Load [Member] | C000012994
Average Annual Return [Line Items]
Average Annual Return, Percent	167.46%	18.46%	21.16%
Without Sales Load [Member] | C000013000
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	0.51%	0.91%
Without Sales Load [Member] | C000012998
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%	2.03%	1.43%
Without Sales Load [Member] | C000012995
Average Annual Return [Line Items]
Average Annual Return, Percent	134.84%	3.08%	10.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	17.02%	13.96%	14.46%
S&P Global Luxury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Luxury Index
Average Annual Return, Percent	15.26%	4.59%	10.63%
S&P Global Natural Resources Index (Net Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (Net Total Return)
Average Annual Return, Percent	28.86%	10.61%	10.38%
FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	174.50%	21.30%	22.26%
Bloomberg 3 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index
Average Annual Return, Percent	4.11%	1.29%	1.64%
Bloomberg U.S. Treasury Bills 6-9 Months TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index
Average Annual Return, Percent	4.15%	2.74%	2.05%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Average Annual Return, Percent	159.06%	21.80%	22.28%